Report for the Calendar Year or Quarter Ended:	June 30, 2004
Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		August 8, 2005

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	55

Form 13F Information Table Value Total:	$248,541

List of Other Managers Included:		NONE


ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE
D
ABBOTT LABS
COM
002824100
4573
93305
93305
93305
D
AFFILIATED COMPUTER SERVS
COM
008190100
5661
110790
110790
110790
D
ALABAMA NATIONAL BANCORP
COM
010317105
265
4050
4050
4050
D
AMERICAN INTERNATIONAL GP
COM
026874107
8207
141254
141254
141254
D
ANHEUSER-BUSCH COS
COM
035229103
242
5300
5300
5300
D
APPLIED MATERIALS
COM
038222105
6600
407925
407925
407925
D
AUTOMATIC DATA PROCESSING
COM
053015103
6989
166535
166535
166535
D
AVERY DENNISON
COM
053611109
4282
80850
80850
80850
D
BANK OF AMERICA CORP
COM
060505104
245
5366
5366
5366
D
BARD (CR) INC.
COM
067383109
7302
109785
109785
109785
D
BELLSOUTH CORP
COM
079860102
237
8937
8937
8937
D
BOEING
COM
097023105
254
3850
3850
3850
D
BRISTOL MYERS SQUIBB CO.
COM
110122108
238
9525
9525
9525
D
CAPITAL SOUTHWEST CORP
COM
140501107
493
5500
5500
5500
D
CISCO SYSTEMS
COM
17275R102
358
18754
18754
18754
D
CITIGROUP, INC.
COM
172967101
10412
225222
225222
225222
D
COMPASS BANCSHARES
COM
20449H109
7567
168145
168145
168145
D
CONOCOPHILLIPS
COM
20825C104
11340
197245
197245
197245
D
DENTSPLY INTERNATIONAL
COM
249030107
6979
129240
129240
129240
D
DIAGEO PLC
COM
25243Q205
6128
103343
103343
103343
D
EXXON MOBIL CORP
COM
30231G102
13188
229476
229476
229476
D
FED HOME LOAN MTG CORP ST
COM
313400301
222
3400
3400
3400
D
FED NAT'L MRTGE ASSN
COM
313586109
511
8750
8750
8750
D
GENERAL DYNAMICS CORP
COM
369550108
7926
72361
72361
72361
D
GENERAL ELECTRIC
COM
369604103
7999
230840
230840
230840
D
HARBOR FLORIDA BANCSHARES
COM
411901101
247
6600
6600
6600
D
HARLEY DAVIDSON
COM
412822108
4625
93255
93255
93255
D
HORMEL
COM
440452100
7056
240570
240570
240570
D
INGERSOLL-RAND CO. CL-A
COM
G4776G101
6364
89190
89190
89190
D
INTERNATIONAL GAME TECH
COM
459902102
6137
217995
217995
217995
D
JOHNSON & JOHNSON
COM
478160104
9439
145218
145218
145218
D
LIFEWORKS HOLDINGS INC
COM
531934107
0
11000
11000
11000
D
LORD ABBETT ALL VALUE FD
COM
543915862
167
14205
14205
14205
D
MCGRAW HILL CO'S
COM
580645109
7970
180120
180120
180120
D
MEDTRONIC INC
COM
585055106
8618
166405
166405
166405
D
MERCK & CO.
COM
589331107
241
7840
7840
7840
D
METROPOLITAN LIFE INS. CO
COM
59156R108
10549
234740
234740
234740
D
MICROSOFT
COM
594918104
8155
328298
328298
328298
D
MONTEREY GOURMET FOODS IN
COM
612570101
31
10000
10000
10000
D
NESS ENERGY INTERNATIONAL
COM
64104P105
3
20000
20000
20000
D
OSHKOSH TRUCK
COM
688239201
5919
75615
75615
75615
D
PEPSICO
COM
713448108
8043
149130
149130
149130
D
PFIZER INC
COM
717081103
924
33520
33520
33520
D
POPULAR, INC.
COM
733174106
6278
249220
249220
249220
D
PROCTER & GAMBLE
COM
742718109
6445
122185
122185
122185
D
QUALCOMM, INC.
COM
747525103
5990
181475
181475
181475
D
REGIS CORPORATION
COM
758932107
6755
172850
172850
172850
D
ROYAL DUTCH PETROL.
COM
780257804
438
6750
6750
6750
D
SABINE ROYALTY TRUST
COM
785688102
212
5000
5000
5000
D
SCHERING PLOUGH CORP
COM
806605101
244
12800
12800
12800
D
SIGMA ALDRICH
COM
826552101
2865
51125
51125
51125
D
STATE STREET CORP
COM
857477103
8434
174790
174790
174790
D
VANGUARD STAR FD #56
COM
921909107
704
37350
37350
37350
D
VIACOM CL B
COM
925524308
430
13425
13425
13425
D
WAL-MART
COM
931142103
7040
146066
146066
146066
S
REPORT SUMMARY
55
RECORDS
248541
0
OTHER MANAGERS